Convertible debentures (Schedule of detailed information about USD denominated debentures with embedded derivatives) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Consolidated Statements of Financial Position
Convertible debentures	$ 2,452,402	$ 3,081,518
Derivative liabilities	787,081	533,562
USD denominated debentures with embedded derivatives [Member]
Consolidated Statements of Financial Position
Convertible debentures	204,294	199,799
Derivative liabilities	229,759	336,292
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	226,000	304,000
Issuance during the year	617,200	449,000
Conversion	(284,000)	(447,000)
Repayment	(261,600)	(80,000)
Outstanding at year-end	$ 297,600	$ 226,000
Terms of Loan
Annual interest rate	4.00%	4.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 1,166	$ 56
Interest payable	15,445	14,515
Convertible debentures	16,611	14,571
Derivative liabilities	170,456	153,804
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	15,102	136,533
Interest expense	21,659	11,390
Gain on revaluation of derivative liabilities	25,821	(73,082)
Loss on conversion of convertible debentures	37,851	54,436
Loss (gain) on extinguishment of convertible debentures	(73,026)	(116,490)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	284,000	447,000
Amount of interest converted to common shares	$ 6,700	$ 6,060
Number of common shares issued on conversion of convertible debentures	6,748,559	29,409,479
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 261,600	$ 80,000
Amount of interest repaid in cash	$ 14,030	$ 1,767
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	5255.00%	4070.00%
Remaining life (in months)	5 months	9 months
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	5525.00%	5278.00%
Remaining life (in months)	10 months	12 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 288,770	$ 121,000
Issuance during the year	(15,000)	273,770
Conversion	0	(106,000)
Repayment	(102,770)	0
Outstanding at year-end	$ 171,000	288,770
Terms of Loan
Remaining life (in months)	0 months
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 171,000	165,564
Interest payable	16,683	19,664
Convertible debentures	187,683	185,228
Derivative liabilities	59,303	182,489
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	123,206	201,711
Interest expense	11,110	19,965
Gain on revaluation of derivative liabilities	145,396	(106,213)
Loss on conversion of convertible debentures	0	42,048
Loss (gain) on extinguishment of convertible debentures	(268,582)	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0	106,000
Amount of interest converted to common shares	$ 0	$ 20,986
Number of common shares issued on conversion of convertible debentures	0	13,585,550
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 102,770	$ 0
Amount of interest repaid in cash	$ 12,083	$ 0
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Annual interest rate	2.00%	2.00%
Effective annual interest rate	0.00%	2573.00%
Remaining life (in months)		0 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Annual interest rate	10.00%	10.00%
Effective annual interest rate	24.00%	20559.00%
Remaining life (in months)		5 months